NET INCOME FROM CONTRACTS WITH CUSTOMERS - Income and cost for goods and services (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total income from sales of good and services	$ 11,048,600	$ 11,223,556	$ 12,141,327
Cost of sales from companies from non-financial sector	(6,204,773)	(5,799,721)	(5,575,912)
General and administrative expenses	(940,823)	(989,313)	(843,125)
Personnel expenses	(698,859)	(607,894)	(609,050)
Amortization of intangible assets	(432,600)	(353,305)	(305,488)
Depreciation of tangible assets	(87,647)	(90,344)	(103,972)
Allowance for impairment of loans and receivables	(71,157)	(51,035)	(59,073)
Depreciation of right of use assets	(41,732)	(37,031)	(35,294)
Commissions and fees expenses	(49,826)	(39,466)	(34,646)
Donations expenses	(21,034)	(19,858)	(16,739)
Employee bonuses	(15,134)	(14,376)	(11,569)
Labor severances	(7,660)	(3,254)	(1,363)
Total costs and expenses of sales goods and services	(8,571,245)	(8,005,597)	(7,596,231)
Gross profit from sales of goods and services	2,477,355	3,217,959	4,545,096
Energy and Gas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from goods and services from non-financial sector	6,908,922	6,158,616	5,718,808
Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from goods and services from non-financial sector	2,950,048	3,954,197	5,330,193
Hotels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from goods and services from non-financial sector	631,218	598,895	532,337
Agribusiness
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from goods and services from non-financial sector	309,868	296,804	340,984
Total income from sales of good and services	309,868	296,804	340,984
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Income from goods and services from non-financial sector	$ 248,544	$ 215,044	$ 219,005